Loans and Borrowings - Summary of Other Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Other borrowings	€ 17,557	€ 24,999
Other current loans and borrowings	7,510	4,665
Other non-current loans and borrowings	10,047	20,334
Refundable And Conditional Advances [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	0	3,229
Other current loans and borrowings	0	0
Other non-current loans and borrowings		3,229
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	11,578	15,196
Other current loans and borrowings	6,339	3,619
Other non-current loans and borrowings	5,239	11,578
Obligations Under Leases [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	5,884	6,559
Other current loans and borrowings	1,076	1,032
Other non-current loans and borrowings	4,808	5,527
Accrued Interests [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	7	14
Other current loans and borrowings	7	14
Other non-current loans and borrowings	€ 0	€ 0